Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Sep. 28, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

February 12, 2019

DBX ETF TRUST

Xtrackers Municipal Infrastructure Revenue Bond ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus and Statutory Prospectus dated September 28,

2018, as each may be supplemented from time to time

The Board of Trustees of DBX ETF Trust has approved a reduction in the Fund’s unitary management fee to 0.15% of the Fund’s average daily net assets and accordingly terminated the Adviser’s voluntary expense limitation that limited that Fund’s operating expenses at 0.15% per year because of the redundancy. The reduction in the unitary management fee and the termination of the Adviser’s voluntary expense limitation for the Fund are effective immediately.

Accordingly, effective immediately, the Summary Prospectus and Statutory Prospectus for the Fund are revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary

Prospectus and Statutory Prospectus entitled “Xtrackers Municipal Infrastructure Revenue Bond

ETF —Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.15
Other Expenses	None
Total Annual Fund Operating Expenses	0.15

* Effective February 12, 2019, the Fund’s management fee was reduced from 0.30% to 0.15% of the Fund’s average daily net assets.

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Municipal Infrastructure Revenue Bond ETF —Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Xtrackers Municipal Infrastructure Revenue Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

February 12, 2019

DBX ETF TRUST

Xtrackers Municipal Infrastructure Revenue Bond ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus and Statutory Prospectus dated September 28,

2018, as each may be supplemented from time to time

The Board of Trustees of DBX ETF Trust has approved a reduction in the Fund’s unitary management fee to 0.15% of the Fund’s average daily net assets and accordingly terminated the Adviser’s voluntary expense limitation that limited that Fund’s operating expenses at 0.15% per year because of the redundancy. The reduction in the unitary management fee and the termination of the Adviser’s voluntary expense limitation for the Fund are effective immediately.

Accordingly, effective immediately, the Summary Prospectus and Statutory Prospectus for the Fund are revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary

Prospectus and Statutory Prospectus entitled “Xtrackers Municipal Infrastructure Revenue Bond

ETF —Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.15
Other Expenses	None
Total Annual Fund Operating Expenses	0.15

* Effective February 12, 2019, the Fund’s management fee was reduced from 0.30% to 0.15% of the Fund’s average daily net assets.

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Municipal Infrastructure Revenue Bond ETF —Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES <br/>(expenses that you pay each year as a % of the value of your investment)
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	* Effective February 12, 2019, the Fund’s management fee was reduced from 0.30% to 0.15% of the Fund’s average daily net assets.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Effective February 12, 2019, the Fund’s management fee was reduced from 0.30% to 0.15% of the Fund’s average daily net assets.
Xtrackers Municipal Infrastructure Revenue Bond ETF | Xtrackers Municipal Infrastructure Revenue Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.15%
1 Year	rr_ExpenseExampleYear01	$ 15
3 Years	rr_ExpenseExampleYear03	48
5 Years	rr_ExpenseExampleYear05	85
10 Years	rr_ExpenseExampleYear10	$ 192